10 FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Financial Assets, Measured at Fair Value
	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017

Opening balance	5,346,688	5,266,488
Additions during the period	$-	$1,200,000
Paid/settlements	-	(719,800)
Total gains recognized in Statement of Operations	-	(400,000)
Closing balance	5,346,688	5,346,688

Change in Level 3 Instruments
	September 30, 2017	December 31, 2016

Level 3
Contingent consideration	$5,346,688	$5,266,488